LONG-TERM DEBT (Detail Textuals 1) - SVB Term Loan - Silicon Valley Bank ("SVB")	1 Months Ended
Nov. 18, 2016
Disclosure of detailed information about borrowings [line items]
Description of variable rate basis	Wall Street Journal Prime Rate ("WSJ Prime Rate")
Additional basis spread on variable rate	3.00%
Maturity date	Sep. 01, 2020
Percentage of loan amount due as a final payment	8.60%